Summary of Significant Accounting Policies - Schedule of Revenue Disaggregated by Major Products Categories (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Revenue, net	$ 7,899,249	$ 10,963,174	$ 14,034,779	$ 26,930,195	$ 47,482,015	$ 69,658,420
VendajeAC [Member]
Disaggregation of Revenue [Line Items]
Revenue, net					44,045,014	10,617,897
Amnio Wrap 2 [Member]
Disaggregation of Revenue [Line Items]
Revenue, net					3,348,726	58,783,096
Other [Member]
Disaggregation of Revenue [Line Items]
Revenue, net					$ 88,275	$ 257,427